Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 5. Stockholders’ Equity

Authorized Capital Stock

The Company has authorized 40,000,000 shares of common stock, consisting of 2,000,000 shares of Class A Common Stock and 38,000,000 shares of Class B Common Stock.

Preferred Stock

The Company shall have the authority to issue the shares of Preferred stock, $0.0001 par value per share (“Preferred Stock”) in one or more series with such rights, preferences and designations as determined by the Board of Directors of the Company.

Series A Convertible Preferred Stock

On May 24, 2024, the Company filed a Certificate of Designation of Series A Convertible Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Nevada designating 660 shares of the Company’s Preferred Stock, $0.0001 par value per share, as “Series A Convertible Preferred Stock,” and setting forth the voting and other powers, preferences and relative, participating, optional or other rights of the Series A Preferred Stock. Each share of Series A Preferred Stock has an initial stated value (“Stated Value”) of $10,000 per share.

The Series A Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company unless the holders of the majority of the outstanding shares of Series A Preferred Stock consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series A Preferred Stock.

Holders of Series A Preferred Stock will be entitled to receive cumulative dividends, in shares of Class B Common Stock or cash on the Stated Value at an annual rate of 6% (which will increase to 12% if a Triggering Event (as defined in the Certificate of Designation) occurs. Dividends will be payable upon conversion of the Series A Preferred Stock or upon any redemption.

Holders of Series A Preferred Stock will be entitled to convert shares of Series A Preferred Stock into a number of shares of Class B Common Stock determined by dividing the Stated Value (plus any accrued but unpaid dividends and other amounts due, unless paid by the Company in cash) by the conversion price of the Series A Preferred Stock (the “Conversion Price”). The initial Conversion Price is $3.75, subject to adjustment including adjustments due to full-ratchet anti-dilution provisions. Holders may elect to convert shares of Series A Preferred Stock to Class B Common Stock at an alternate Conversion Price equal to 85% (or 70% if the Company’s Class B Common Stock is suspended from trading on or delisted from a principal trading market or upon occurrence of a Triggering Event) of the average lowest daily volume weighed average price of the Class B Common Stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designation).

On January 22, 2025, the Company filed an amendment (the “Fourth Amended Designation”) to the Certificate of Designation of Series A Convertible Preferred Stock of the Company filed with the Secretary of State of the State of Nevada on May 24, 2024, as amended by the Certificate of Amendment to Designation of Series A Convertible Preferred Stock of Asset Entities Inc. filed with the Secretary of State of the State of Nevada on June 14, 2024, as amended by the Certificate of Amendment to Designation of Series A Convertible Preferred Stock of Asset Entities Inc. filed with the Secretary of State of the State of Nevada on September 4, 2024, as amended by the Certificate of Amendment to Designation of Series A Convertible Preferred Stock of Asset Entities Inc. filed with the Secretary of State of the State of Nevada on September 4, 2024 (as amended, the “Certificate of Designation”). The Fourth Amended Designation amended the Certificate of Designation to provide that the term “Floor Price” will be defined as $0.18, subject to adjustments for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions. The Fourth Amended Designation became effective immediately upon filing.

During the six months ended June 30, 2025, 100 shares of Series A Convertible Preferred Stock valued at $1,035,195 including dividend of $35,195 converted into 2,539,109 shares of Class B Stock.

The Company had 0 and 100 shares of Series A Convertible Preferred Stock issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.

Class A Common Stock

Each share of Class A Common Stock entitles the holder to ten (10) votes, in person or proxy, on any matter on which an action of the stockholders of the Company is sought and is convertible by the holder into one (1) share of Class B Common Stock.

The Company had 1,000,000 shares of Class A Common Stock issued and outstanding as of June 30, 2025 and December 31, 2024.

Class B Common Stock

Each share of Class B Common Stock entitles the holder to one (1) vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

The Company had 15,624,395 and 9,060,965 shares of Class B Common Stock issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.

Fiscal year 2025

During the six months ended June 30, 2025, the Company issued 6,563,430 shares of Class B common stock as follows:

•        2,833,543 shares issued for cash pursuant to a sales agreement;

•        3,677,536 shares issued, including 1,138,427 shares that relate to conversion of Series A Convertible Preferred Stock in 2024; and

•        52,351 shares issued for cashless exercise of warrants.

Sales Agreement of Class B Common Stock

On September 27, 2024, the Company entered into a Sales Agreement between the Company and A.G.P./Alliance Global Partners (the “Sales Agent”). Pursuant to the prospectus supplement and accompanying base prospectus relating to the offering of the Shares (as defined below), and under terms of the Sales Agreement and the prospectus supplement and the accompanying base prospectus, filed on September 27, 2024, the Company may, from time to time, in transactions that are deemed to be “at the market offerings” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), issue and sell through or to the Sales Agent, up to a maximum aggregate amount of $1,791,704 of shares of the Existing Class B Common Stock, $0.0001 par value per share (the “Shares”). In November 2024 and January 2025, the Company filed additional prospectus supplements to the base prospectus to increase the maximum gross proceeds to $5,489,399, as of June 30, 2025.

The Company will pay the Sales Agent a cash commission of 3.0% of the gross sales price of the Shares sold by the Sales Agent pursuant to the Sales Agreement. Pursuant to the terms of the Sales Agreement, the Company also agreed to reimburse the Sales Agent for reasonable fees and expenses, not to exceed $60,000 (including but not limited to the reasonable and documented fees and disbursements of its legal counsel), and additional amounts for annual maintenance of the Sales Agreement (including but not limited to the reasonable and documented fees and disbursements of its legal counsel) on a quarterly basis, not to exceed $5,000 per quarter.

2022 Equity Incentive Plan

The maximum number of shares of Class B Common Stock that may be issued pursuant to awards granted under the 2022 Plan is 550,000 shares. Awards that may be granted include: (a) Incentive Stock Options, or ISO (b) Non-statutory Stock Options, (c) Stock Appreciation Rights, (d) Restricted Stock, the Restricted Stock Units, or RSUs, (f) Stock granted as a bonus or in lieu of another award, and (g) Performance Awards. These awards offer us and our shareholders the possibility of future value, depending on the long-term price appreciation of our Class B Common Stock and the award holder’s continuing service with us.

The RSA shares issued to directors vest quarterly for one year from the date of grantee’s appointment as a director. The RSA shares issued to officers vest annually over three years from the grant date. RSA shares are measured at fair market value on the date of grant and stock-based compensation expense is recognized as the shares vest with a corresponding offset credited to additional paid-in-capital. For the six months ended June 30, 2025 and 2024, the Company recorded stock-based compensation expense of $1,067,382 and $739,309, respectively. For the six months ended June 30, 2025, the Company accelerated the vesting of remaining all RSAs and RSAs were fully vested.

Warrant

A summary of activity during the six months ended June 30, 2025, follows:

	Number of shares	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2024	105,490	$11.71	3.92
Granted	—	—	—
Expired	—	—	—
Exercised	(73,990)	(3.39)	—
Outstanding, June 30, 2025	31,500	$31.25	2.47

All of the outstanding warrants are exercisable as of June 30, 2025. The intrinsic value of the warrants as of June 30, 2025, is $0.

Note 5. Stockholders’ Equity

Authorized Capital Stock

On June 27, 2024, the Company filed a Certificate of Change pursuant to Section 78.209 of the Nevada Revised Statutes with the Secretary of State of the State of Nevada authorizing a 1-for-5 reverse stock split of the Company’s issued and outstanding shares of class A common stock and class B common stock. As a result of the Reverse Stock Split, the Company will be authorized to issue 40,000,000 shares of common stock, consisting of 2,000,000 shares of Class A Common Stock and 38,000,000 shares of Class B Common Stock.

Preferred Stock

The Company shall have the authority to issue the shares of Preferred Stock in one or more series with such rights, preferences and designations as determined by the Board of Directors of the Company.

Series A Convertible Preferred Stock

On May 24, 2024, the Company filed a Certificate of Designation of Series A Convertible Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Nevada designating 660 shares of the Company’s Preferred Stock, $0.0001 par value per share, as “Series A Convertible Preferred Stock,” and setting forth the voting and other powers, preferences and relative, participating, optional or other rights of the Series A Preferred Stock. Each share of Series A Preferred Stock has an initial stated value (“Stated Value”) of $10,000 per share.

The Series A Preferred Stock, with respect to the payment of dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company, ranks senior to all capital stock of the Company unless the holders of the majority of the outstanding shares of Series A Preferred Stock consent to the creation of other capital stock of the Company that is senior or equal in rank to the Series A Preferred Stock.

Holders of Series A Preferred Stock will be entitled to receive cumulative dividends, in shares of Class B Common Stock or cash on the Stated Value at an annual rate of 6% (which will increase to 12% if a Triggering Event (as defined in the Certificate of Designation) occurs. Dividends will be payable upon conversion of the Series A Preferred Stock or upon any redemption.

Holders of Series A Preferred Stock will be entitled to convert shares of Series A Preferred Stock into a number of shares of Class B Common Stock determined by dividing the Stated Value (plus any accrued but unpaid dividends and other amounts due, unless paid by the Company in cash) by the conversion price of the Series A Preferred Stock (the “Conversion Price”). The initial Conversion Price is $0.75, subject to adjustment including adjustments due to full-ratchet anti-dilution provisions. Holders may elect to convert shares of Series A Preferred Stock to Class B Common Stock at an alternate Conversion Price equal to 85% (or 70% if the Company’s Class B Common Stock is suspended from trading on or delisted from a principal trading market or upon occurrence of a Triggering Event) of the average lowest daily volume weighed average price of the Class B Common Stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designation).

On September 4, 2024, the Company, filed an amendment (the “Second Amended Designation”) to the Certificate of Designation of Series A Convertible Preferred Stock of the Company (as amended, the “Certificate of Designation”), which amended the original Certificate of Designation, as amended by the Certificate of Amendment to Designation of Series A Convertible Preferred Stock of Asset Entities Inc. filed with the Secretary of State of the State of Nevada on June 14, 2024, by providing that amendments may be made to the beneficial ownership limitation provisions of the Certificate of Designation. The Second Amended Designation became effective immediately upon filing.

Immediately after the filing of the Second Amended Designation, the Company filed an amendment (the “Third Amended Designation”) to the Certificate of Designation to amend the conversion and beneficial ownership limitation provisions of the Certificate of Designation. The conversion provisions were amended to provide that a holder of Series A Convertible Preferred Stock, $0.0001 par value per share (the “Series A Preferred Stock”), is not prohibited from delivering a Conversion Notice (as defined by the Certificate of Designation) while another Conversion Notice remains outstanding. The beneficial ownership provisions were amended to provide that any conversion of shares of Series A Preferred Stock that would result in the holder beneficially owning in excess of 4.99% of the shares of Class B Common Stock, $0.0001 par value per share (“Class B Common Stock”), will not be effected, and the shares of Class B Common Stock that would cause such excess will be held in abeyance and not issued to the holder until the date the Company is notified by the holder that its ownership is less than 4.99%, at the applicable Conversion Price (as defined by the Certificate of Designation), and subject to the holder’s compliance with other applicable procedural requirements for conversion. The Third Amended Designation became effective immediately upon filing.

Securities Purchase Agreement

Series A Convertible Preferred Stock

On May 24, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an investor (the “Investor”) for the issuance and sale of up to 330 shares of the Company’s newly designated Series A Convertible Preferred Stock, $0.0001 par value per share (“Series A Preferred Stock”), for maximum gross proceeds of $3,000,000. Pursuant to the Purchase Agreement, the Company is required to issue and sell 165 shares of Series A Preferred Stock at each of two closings subject to the satisfaction of the terms and conditions for each closing. The first closing (the “First Closing”) occurred on May 24, 2024 for the issuance and sale of 165 shares of Series A

Preferred Stock for gross proceeds of $1,500,000. The second closing (the “Second Closing”), for the issuance and sale of 165 shares of Series A Preferred Stock for gross proceeds of $1,500,000, will occur on the first business day on which the conditions specified in the Purchase Agreement for the Second Closing are satisfied or waived, including the filing and effectiveness of the Registration Statement and the effectiveness of the Stockholder Consent. In addition, the Company issued a warrant to Boustead for the purchase of 30,800 shares of Class B Common Stock with an exercise price of $3.75 per share. The warrant is exercisable for a period of five years and contains cashless exercise provisions. The Company received $1,345,000, net of offering cost of $155,000.

The Second Closing, for the issuance and sale of 165 shares of Series A Preferred Stock for gross proceeds of $1,500,000, occurred on July 29, 2024, which was the first business day on which the conditions specified in the Purchase Agreement for the Second Closing were satisfied or waived. The Company received $1,302,500, net of offering cost of $197,500.

On the date of the Second Closing, the Company was required to issue a warrant to Boustead Securities, LLC for the purchase of 30,800 shares of Class B Common Stock, equal to 7% of the number of shares of Class B Common Stock that may be issued upon conversion of the shares of Series A Preferred Stock sold at the Second Closing at the initial Conversion Price of $3.75 per share, subject to the Exchange Limitation before the effectiveness of the Stockholder Approval (the “Fourth Tail Warrant”). The Fourth Tail Warrant has an exercise price of $3.75 per share.

On July 30, 2024, Boustead’s rights to the Fourth Tail Warrant were assigned to an assignee. The Fourth Tail Warrant was consequently cancelled and a new warrant was issued to the assignee as of July 29, 2024.

During the year ended December 31, 2024, the Company issued 330 shares of Series A Convertible Preferred Stock for $2,647,500, net of discount.

During the year ended December 31, 2024, 230 shares of Series A Convertible Preferred Stock valued at $2,354,110 including dividend of $54,110 converted into 4,293,312 shares of Class B Stock.

The Company had 100 shares of Series A Convertible Preferred Stock issued and outstanding as of December 31, 2024.

Waiver of agreement

On September 20, 2024, the Company entered into a Waiver and Consent, dated as of September 20, 2024 (the “Ionic ATM Waiver”), between the Company and Ionic Ventures, LLC (“Ionic”), the sole holder of the Company’s Series A Convertible Preferred Stock, $0.0001 par value per share (“Series A Preferred Stock”). Pursuant to the Waiver and Consent, Ionic waived any prohibition, restriction or adverse adjustment that would otherwise apply to any action of the Company relating to an “at the market offering” (as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended (the “Securities Act”)), of equity securities of up to $5 million (“Waived ATM”) under the Securities Purchase Agreement, dated as of May 24, 2024, between the Company and Ionic. Pursuant to the Ionic ATM Waiver, regardless of the terms and conditions of the Ionic Purchase Agreement and the Series A Certificate of Designation, the Company may at any time enter into any agreement relating to a Waived ATM, the filing of a prospectus supplement to a prospectus contained in an effective registration statement that was filed under the Securities Act relating to a Waived ATM, the announcement of a Waived ATM, the issuance, offer, sale, or grant of any shares of the Company’s Class B Common Stock, $0.0001 par value per share (“Class B Common Stock”), relating to a Waived ATM, or the issuance, offer, sale, or grant of any securities in connection with either the provision of goods or services or settlement of any obligations that may otherwise arise with respect to a Waived ATM. In addition, pursuant to the Ionic ATM Waiver, Ionic waived any adjustment to the applicable Conversion Price (as defined in the Series A Certificate of Designation), which partly determines the number of shares of Class B Common Stock issuable upon conversion of a share of Series A Preferred Stock, that would otherwise occur as a result of any Waived ATM under the terms of the Series A Certificate of Designation.

On September 26, 2024, the Company entered into a Limited Waiver and Consent, dated as of September 26, 2024 (the “Boustead ATM Waiver”), between the Company and Boustead Securities, LLC. Pursuant to the Boustead ATM Waiver, Boustead waived any condition on, restriction on, compensation rights, or rights of first refusal that would be applicable under the letter agreement, dated November 29, 2021, between the Company and Boustead (the “Boustead Engagement Letter”) and the Underwriting Agreement, dated as of February 2, 2023, between the Company and Boustead (as representative of the underwriters named therein) in relation to an “at the market offering” (as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended (the “Securities Act”)) of equity securities of up to $5 million (a “Boustead Waived ATM”). Pursuant to the Boustead ATM Waiver, the Company may at any time enter into any agreement relating to a Boustead Waived ATM, the filing of a prospectus supplement to a prospectus contained in an effective registration statement that was filed under the Securities Act relating to a Boustead Waived ATM, the announcement of a Boustead Waived ATM, the issuance, offer, sale, or grant of any shares of the Class B Common Stock relating to a Boustead Waived ATM, or the issuance, offer, sale, or grant of any securities in connection with either the provision of goods or services or settlement of any obligations that may otherwise arise with respect to a Boustead Waived ATM. As consideration, the Boustead ATM Waiver provides that the Company will promptly pay Boustead 3.0% of the gross sales price of all shares of Class B Common Stock sold in connection with any Boustead Waived ATM until the end of the applicability of the provisions of the right of first refusal provisions of the Boustead Engagement Letter.

Class A Common Stock

Each share of Class A Common Stock entitles the holder to ten (10) votes, in person or proxy, on any matter on which an action of the stockholders of the Company is sought and is convertible by the holder into one (1) share of Class B Common Stock.

As part of a share conversion in March 2022, the Company converted the 97.56% membership interest to 1,951,200 shares of Class A Common Stock of the Company. The Company has reflected this conversion for all periods presented.

The Company had 1,000,000 and 1,506,406 shares of Class A Common Stock issued and outstanding as of December 31, 2024 and 2023, respectively.

Class B Common Stock

Each share of Class B Common Stock entitles the holder to one (1) vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

The Company had 9,060,965 and 1,207,827 shares of Class B Common Stock issued as of December 31, 2024 and 2023, respectively.

Fiscal year 2024

During the year ended December 31, 2024, the Company issued and cancelled Class B common stock as follows:

•        677,056 shares of Class A common stock were converted into 677,056 shares of Class B common stock

•        124,318 shares of Class B common stock for cash of $194,434 net (Triton Purchase agreement)

•        2,594,157 shares of Class B common stock for cash of $2,194,418 net (ATM Alternative Deal)

•        168,354 shares of Class B common stock for restricted stock awards valued at $161,753

•        5,000 shares of Class B common stock for purchase of intangible asset valued at $9,500

•        4,293,312 shares of Class B common stock for conversion of Series A Convertible Preferred stock. 891,304 shares were not yet issued at December 31, 2024

•        30,067 shares of Class B common stock for cancellation

•        50,000 treasury shares of Class B common stock for cancellation

•        71,008 shares of Class B common stock for reverse stock split adjustment

Fiscal year 2023

During the year ended December 31, 2023, the Company issued Class B common stock as follows:

•        300,000 shares of Class B common stock issued for cash at $7,500,000 in the offering, and after deducting $884,880 of underwriting discounts and commissions, the non-accountable expense allowance, and other expenses from the offering, the Company received net proceeds of $6,615,120.

•        52,682 shares of Class B common stock for cash of $40,154 net of $30,687 in offering costs (Triton Purchase agreement)

•        382,200 shares of Class B restricted stock awards under the 2022 Equity Incentive Plan (“2022 Plan”) to directors and executive officers, valued at $3,779,230.

Treasury stock

During the year ended December 31, 2023, the Company repurchase 50,000 shares of Class B Common stock at $176,876 and recorded as treasury stock as of December 31, 2023. During 2024, all the treasury stock was cancelled.

Triton Purchase Agreement

On June 30, 2023, the Company, entered into a Closing Agreement (the “Closing Agreement”) with Triton. Under the Closing Agreement, the Company agreed to sell to Triton shares of class B common stock, $0.0001 par value per share, of the Company (the “Class B Common Stock”), having a total value, as determined under the Closing Agreement, of $1,000,000.

On August 1, 2023, the Company and Triton entered into an Amended and Restated Closing Agreement (the “Amended and Restated Closing Agreement”). Subject to the terms of the Amended and Restated Closing Agreement, the Company may deliver a closing notice (the “Closing Notice”) and issue certain securities to Triton at any time on or before April 30, 2024, pursuant to which Triton will be obligated to purchase such securities of the Company with an aggregate value of $1,000,000 in the following manner. Upon delivery of the Closing Notice, Triton must purchase newly-issued shares of Class B Common Stock of the Company (the “Triton Shares”) in an amount equal to up to 9.99% of the outstanding shares of Class B Common Stock following such purchase, plus pre-funded warrants (the “Triton Pre-Funded Warrants” and together with the Triton Shares, the “Triton Securities”) that may be exercised to purchase an amount of newly-issued shares of Class B Common Stock (the “Triton Warrant Shares”), such that the aggregate price of the Triton Shares and the Triton Pre-Funded Warrants together with the exercise price to be paid upon full exercise of the Triton Pre-Funded Warrants will equal a total gross purchase price of $1,000,000. Upon the Company’s election to deliver the Closing Notice, the price of each of the Triton Shares will be set at 85% of the lowest daily volume-weighted average price of the Class B Common Stock during the five (5) business days before and five business days after the date of the Closing Notice.

On March 27, 2024, the Company delivered a Closing Notice to Triton (the “Second Closing Notice”) for the purchase of 124,318 shares of the Company’s Class B Common Stock to Triton Funds LP, a Delaware limited partnership (“Triton”). The price of the shares was required to be 85% of the lowest daily volume-weighted average price of the Class B Common Stock during the five business days prior to the closing of the purchase of the shares (the “Triton Closing”), and the Triton Closing was required to occur within five business days after the date that the Triton Shares were received by Triton, in accordance with the Amended and Restated Closing Agreement, dated as of August 1, 2023, between the Company and Triton, as amended by the Amendment to Amended and Restated Closing Agreement, dated as of September 27, 2023, between the Company and Triton, the Second Amendment to Amended and Restated Closing Agreement, dated as of December 30, 2023, between the Company and Triton, and the Third Amendment to Amended and Restated Closing Agreement, dated as of March 29, 2024, between the Company and Triton (as amended, the “Amended and Restated Closing Agreement”). On April 10, 2024, the date of the Triton Closing, the price of the Triton Shares was determined to be $1.70 per share based on the lowest daily volume-weighted average price of the Class B Common Stock during the five business days prior to the Triton Closing.

In connection with the Triton Closing, pursuant to the Boustead Engagement Letter and the Underwriting Agreement, the Company paid Boustead, as placement agent compensation, a total of $16,907, equal to 7% of the aggregate purchase price and a non-accountable expense allowance equal to 1% of the aggregate purchase price for the Triton Shares. In addition, the Company issued a warrant to Boustead for the purchase of 8,702 shares of Class B Common Stock, equal to 7% of the number of the Triton Shares, with an exercise price of $1.70 per share, equal to the purchase price per share of the Triton Shares (the “Tail Warrant”). The Tail Warrant is exercisable for a period of five years and contains cashless exercise provisions.

Sales agreement of Class B Common Stock

On September 27, 2024, the Company entered into a Sales Agreement between the Company and A.G.P./Alliance Global Partners (the “Sales Agent”). Pursuant to the prospectus supplement and accompanying base prospectus relating to the offering of the Shares (as defined below), and under terms of the Sales Agreement and the prospectus supplement and the accompanying base prospectus, filed on September 27, 2024, the Company may, from time to time, in transactions that are deemed to be “at the market offerings” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), issue and sell through or to the Sales Agent, up to a maximum aggregate amount of $1,791,704 of shares of the Company’s Class B Common Stock, $0.0001 par value per share (the “Shares”).

The Company will pay the Sales Agent a cash commission of 3.0% of the gross sales price of the Shares sold by the Sales Agent pursuant to the Sales Agreement. Pursuant to the terms of the Sales Agreement, the Company also agreed to reimburse the Sales Agent for reasonable fees and expenses, not to exceed $60,000 (including but not limited to the reasonable and documented fees and disbursements of its legal counsel), and additional amounts for annual maintenance of the Sales Agreement (including but not limited to the reasonable and documented fees and disbursements of its legal counsel) on a quarterly basis, not to exceed $5,000 per quarter.

2022 Equity Incentive Plan

The maximum number of shares of Class B Common Stock that may be issued pursuant to awards granted under the 2022 Plan is 550,000 shares. Awards that may be granted include: (a) Incentive Stock Options, or ISO (b) Non-statutory Stock Options, (c) Stock Appreciation Rights, (d) Restricted Stock, the Restricted Stock Units, or RSUs, (f) Stock granted as a bonus or in lieu of another award, and (g) Performance Awards. These awards offer us and our shareholders the possibility of future value, depending on the long-term price appreciation of our Class B Common Stock and the award holder’s continuing service with us.

The RSA shares to directors vest quarterly for one year from the date of grantee’s appointment as a director. The RSA shares to officers vest annually over three years from the grant date. RSA shares are measured at fair market value on the date of grant and stock-based compensation expense is recognized as the shares vest with a corresponding offset credited to additional paid-in-capital. For the year December 31, 2024 and 2023, the Company recorded stock-based compensation expense of $1,212,357 and $1,295,931, respectively. As of December 31, 2024 and 2023, 317,420 and 39,200 RSA shares have vested, respectively.

As of December 31, 2024 and 2023, there was $1,067,382 and $2,483,299 of unrecognized stock-based compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average period of 1.13 and 2.09 years, respectively.

Warrant

In June and October 2022, the Company issued a total of 10,500 warrants to purchase Class B Common stock for a success fee of private placements of shares of Class B common stock. The exercise price of warrants is $31.25 and expiration date is the date that is five years from the issuance date of each warrant. The Company accounted for these warrants as equity-classified instruments.

On February 7, 2023, the Company issued 21,000 warrants to purchase Class B Common stock Company’s Class B Common Stock which is equal to 7% of the aggregate number of shares of Class B Common Stock sold in the above mentioned initial public offering. These warrants carry an exercise price of $31.25 per share, which is equal to 125% of the public offering price, subject to adjustment, the warrants also include a cashless exercise provision; these warrants may be exercised at any time for five years following the date of issuance.

On April 17, 2024, the Company issued a total of 8,702 warrants to purchase Class B Common Stock for a success fee of private placements of shares of Class B common stock. The exercise price of warrants is $1.70 and expiration date is the date that is five years from the issuance date of each warrant. The Company accounted for these warrants as equity-classified instruments.

In May and July 2024, the Company issued a total of 61,600 warrants to purchase Class B Common stock for a success fee of private placements of shares of Class B common stock. The exercise price of warrants is $3.75 and expiration date is the date that is five years from the issuance date of each warrant. The Company accounted for these warrants as equity-classified instruments.

On October 11, 2023, the Company issued warrants to purchase 3,688 shares of Class B Common Stock as a success fee in connection with a private placement. The exercise price of the warrants is $1.3447 and the expiration date is the date that is five years from the issuance date of the warrant. The Company accounted for these warrants as equity-classified instruments.

A summary of activity during the years ended December 31, 2024 and 2023, follows:

	Number of shares	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, December 31, 2022	10,500	$31.25	4.68
Granted	24,688	26.78	4.90
Expired	—	—	—
Exercised	—	—	—
Outstanding, December 31, 2023	35,188	$28.12	4.05
Granted	70,302	3.50	4.92
Expired	—	—	—
Exercised	—	—	—
Outstanding, December 31, 2024	105,490	$11.71	3.92

All of the outstanding warrants are exercisable as of December 31, 2024. The intrinsic value of the warrants as of December 31, 2024, is $0.